Commitments and Contingencies - Additional Information (Detail) - CAD ($) $ in Millions		1 Months Ended
	Sep. 18, 2023	Jun. 30, 2018	Dec. 31, 2023	Dec. 31, 2022
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			$ 15,117	$ 14,193
Letters of credit outstanding			$ 466	215
Percentage of face amount of life insurance policies pending settlement			16.00%
Percentage of face amount of life insurance policies settled	84.00%
Aggregate percentage of lawsuits		100.00%
The Manufacturers Life Insurance Company [Member] | Subordinated debentures due on December 15, 2041 [Member]
Disclosure of commitments and contingencies [line items]
Guaranteed payment of amounts on subordinated debenture			$ 650
Mature in 30 Days [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			781	1,095
Less than 1 year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			4,627	3,359
Mature after One year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			$ 9,709	$ 9,739